Convertible Debt - Summary of Convertible debt (Detail) - Li Cycle Holdings Corp [member] - USD ($)		12 Months Ended
	Mar. 06, 2018	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Detailed Information About Convertible Debt [Line Items]
Net Proceeds from issue of convertible loan notes		$ 98,400,263	$ 0	$ 0
Interest rate	9.62%
Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Proceeds of issue of convertible loan notes	$ 386,190
Interest rate	8.00%	7.00%	8.00%
Convertible Debt [Member] | Convertible Component of Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Proceeds of issue of convertible loan notes		$ 100,000,000	$ 386,190	386,190
Transaction costs		1,599,737	0	0
Net Proceeds from issue of convertible loan notes		98,400,263	386,190	386,190
Conversion feature at date of issue		27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative		1,347,895	0	0
Conversion into common shares		0	(96,548)	0
Conversion feature at end of period		29,028,938	0	96,548
Convertible Debt [Member] | Liability Component of Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Debt component at date of issue (net of transaction costs)		70,719,220	289,642	289,642
Prior year interest plus accretion		0	99,549	39,212
Amortization of transaction costs		26,662	0	0
Accrued interest at 7% (2020 – 8%)		641,667	4,956	30,114
Accretion expense during the year		461,351	4,975	30,223
Conversion into common shares		0	(395,861)	0
Foreign Exchange on Translation		0	(3,261)	(4,984)
Carrying amount of liability component at October 31		$ 71,848,900	$ 0	$ 384,207